Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions
19.	Related party transactions

The Group’s consolidated financial statements include costs and expenses allocated from the Predecessors for periods prior to the Reorganization, amounted to RMB6110,640, nil and nil for the years ended June 30, 2022, 2023 and 2024 respectively. In addition, the Predecessors provided cash funding support to the Group to satisfy the Listing Businesses’ working capital requirements. See Note 1(b) for more detailed information.

The Group has historically relied on the Predecessors for certain of the Group’s funding.

The table below sets forth the major related parties and their relationships with the Group as of June 30, 2023 and June 30, 2024:

Name of related parties	Relationship with the Group

Mr. Peng Li	The Founder and controlling shareholder of the Company (i)
Beijing Baichuan Insurance Brokerage Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Shanronghaina Network Technology Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Baichuanxianghai Technology Co., Ltd	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder

(i)	Upon the IPO, the Founder became controlling shareholder of the Company through his majority voting right.

(a)	The related party transactions entered into during the years ended June 30, 2022, 2023 and 2024 were as follows:

	For the years ended June 30,
Transactions	2022	2023	2024
	RMB	RMB	RMB

(i) Transactions recorded in revenue (1)	44,710	147,921	34,107

(ii) Other transactions
—Repayment of borrowings from related parties	(146,182)	-	-
—Borrowings from related parties	122,833	-	-
—Lending to related parties	(129,427)	(2,243)	-
—Repayment of lending to related parties	109,389	24,629	-
—Disposal of subsidiaries to related parties (2)	20,000	2,000	-

(b)	The outstanding balance due from/to related parties as of June 30, 2023 and 2024 were as follows:

	As of June 30,
	2023	2024
	RMB	RMB

Due from related parties	29,116	4,488
Due from Beijing Baichuan Insurance Brokerage Co., Ltd. (1)	29,116	4,488

Note:

(1)	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties subsequent to the disposal of Baichuan (Note 20).

(2)	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 (Note 20), of which RMB20,000 and RMB2,000 was received during the year ended June 30, 2022 and 2023, respectively.